Business Combinations - Total Consideration, Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended
	Mar. 09, 2012	Dec. 31, 2013	Aug. 12, 2013	Sep. 30, 2014	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill		$ 175,820		$ 175,820	$ 175,733
Mainline [Member]
Business Acquisition [Line Items]
Cash		12,904
Common stock		14,786
Fair value of previously held equity interest		74
Fair Value of Total Consideration	27,800	27,764
Cash and cash equivalents		17,763
Securities and other investments		73,328
Loans	129,500	129,501
Premises and other equipment		2,280
Core deposit intangible		900
Other assets		12,438
Total Assets Acquired		236,210
Deposits	206,000	205,989
Borrowings		6,997
Other liabilities		2,144
Total Liabilities Assumed		215,130
Total Fair Value of Identifiable Net Assets		21,080
Goodwill		6,684
Gateway [Member]
Business Acquisition [Line Items]
Cash		6,238
Common stock		13,284
Fair value of previously held equity interest		272
Fair Value of Total Consideration		19,794	19,800
Cash and cash equivalents		20,018
Securities and other investments		9,564
Loans		99,003	99,100
Premises and other equipment		495
Core deposit intangible		431
Other assets		2,665
Total Assets Acquired		132,176
Deposits		105,400	105,400
Borrowings		9,777
Other liabilities		1,068
Total Liabilities Assumed		116,245
Total Fair Value of Identifiable Net Assets		15,931
Goodwill		3,863
Gateway and Mainline [Member]
Business Acquisition [Line Items]
Cash		19,142
Common stock		28,070
Fair value of previously held equity interest		346
Fair Value of Total Consideration		47,558
Cash and cash equivalents		37,781
Securities and other investments		82,892
Loans		228,504
Premises and other equipment		2,775
Core deposit intangible		1,331
Other assets		15,103
Total Assets Acquired		368,386
Deposits		311,389
Borrowings		16,774
Other liabilities		3,212
Total Liabilities Assumed		331,375
Total Fair Value of Identifiable Net Assets		37,011
Goodwill		$ 10,547